Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Trade and Other Receivables [Line Items]
Trade and Other Receivables
16.
Trade and Other Receivables

Trade and Other Receivables of the Group are composed of the following:

	2022	2021
Trade receivables	218,922	179,199
Loss allowance	(280)	(322)
Trade receivables net	218,642	178,877
Advances and other receivables	21,804	12,089
	240,446	190,966

Trade Receivables correspond to uncollateralized gross amounts due from acquirers, processors, merchants and preferred suppliers for services performed that will be collected in less than one year, so they are classified as current. No financial assets are past due except for some trade receivables. All Trade and other receivables are categorized in “normal” credit risk rating ("normal" credit risk rating comprises financial assets to which significant increase in credit risk has not occurred since initial recognition).

Loss allowance and impairment losses

The following table presents the evolution of the loss allowance:

	2022	2021
Opening book value as of January 1	(322)	(341)
Decrease/(increase) in loss allowance for trade receivables	42	(33)
Reversals for decrease in loss rate	—	52
Total as of December 31	(280)	(322)
Net impairment gain/(loss) on financial assets	42	(33)

As disclosed in Note 2.5 Financial instruments-initial recognition and subsequent measurement, the Group applies the simplified approach to determine expected credit losses on trade receivables.

To measure the expected credit losses, trade and other receivables have been grouped based on shared credit risk characteristics and the days past due (only 0-30 past due bucket as of December 31, 2022 and 2021 because there are no other material buckets of the outstanding receivables).

The expected loss rates are based on the payment profiles of debtors over a period of 48 months before year end and the corresponding historical credit losses experienced within this period. The historical loss rate is adjusted to reflect current and forward-looking information on credit risk ratings of the countries in which the Group sells its services which affects the ability of the debtors to settle the receivables. On that basis, the expected credit loss rate of the 0-30 past due bucket was determined at 0.2% (0.4% in the year ended December 31, 2021).

For further information refer to Note 30: Financial risk management - Impairment of financial assets.

Advances and other receivables include payments made in advance as well as tax credits.